Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,274,000
Previously Paid Amount	0.00
Total Fee Amount	866.44
Total Offset Amount	0.00
Net Fee	866.44
Narrative - Max Aggregate Offering Price	$ 6,274,000
Final Prospectus	true